Schedule of operating costs (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		$ 5,150	$ 2,251
Personnel [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		2,250	1,374
Purchased services and materials [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs	[1]	2,567	638
Travel [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		139	33
Facilities and other expenses [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		$ 194	$ 206

[1]	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.